UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Small-Cap Value Fund	September 30, 2014

T. Rowe Price Small-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 95.4%		
CONSUMER DISCRETIONARY 12.3%		
Auto Components 2.0%		
Dorman Products (1)(2)	2,000,000	80,120
Drew Industries	1,012,900	42,734
Fuel Systems Solutions (2)	493,100	4,394
Modine Manufacturing (2)	1,364,900	16,202
Shiloh Industries (1)(2)	1,100,000	18,711
Strattec Security (1)	226,544	18,429
		180,590
Automobiles 0.5%		
Winnebago (1)(2)	1,960,700	42,684
		42,684
Distributors 0.7%		
Pool	915,600	49,369
Weyco Group (1)	634,100	15,922
		65,291
Diversified Consumer Services 0.6%		
American Public Education (2)	480,000	12,955
Ascent Capital Group (2)	605,800	36,469
National American University Holdings (1)	1,864,300	5,705
		55,129
Hotels, Restaurants & Leisure 0.6%		
Belmond (2)	2,224,100	25,933
Carrols Restaurant Group (2)	1,249,598	8,885
Red Robin Gourmet Burgers (2)	299,184	17,023
		51,841
Household Durables 2.2%		
Cavco Industries (1)(2)	679,500	46,206
CSS Industries (1)	999,200	24,231

Dixie Group (1)(2)	1,304,700	11,312
Ethan Allen Interiors	1,046,100	23,851
Hooker Furniture (1)	933,800	14,203
iRobot (2)	179,300	5,460
M/I Homes (2)	1,076,100	21,328
Meritage (2)	1,028,800	36,522
New Home (1)(2)	818,930	11,055
Standard Pacific (2)	900,000	6,741
		200,909
Leisure Products 1.0%		
Black Diamond (2)	1,300,000	9,828
Brunswick	1,952,600	82,283
		92,111
Media 0.4%		
New Media Investment	848,401	14,109
Saga Communications (1)	527,566	17,716
		31,825
Multiline Retail 0.2%		
Fred's	1,379,370	19,311
		19,311
Specialty Retail 3.4%		
Aaron's (1)	4,337,300	105,483
Christopher & Banks (2)	1,529,110	15,123
Francesca's Holdings (2)	468,900	6,532
Haverty Furniture (1)	1,097,700	23,919
Hibbett Sports (2)	1,195,500	50,964
Lumber Liquidators (2)	222,700	12,779
MarineMax (2)	270,000	4,550
Monro Muffler Brake	290,300	14,088
New York & Company (2)	1,291,200	3,912
Pier 1 Imports	2,400,000	28,536
Sportsman's Warehouse Holdings (2)	998,400	6,724

Stage Stores	348,700	5,966
Stein Mart (1)	2,355,900	27,211
Winmark	35,824	2,633
		308,420
Textiles, Apparel & Luxury Goods 0.7%		
Crocs (2)	1,000,000	12,580
Culp (1)	911,665	16,547
Kate Spade (2)	740,000	19,410
Quiksilver (2)	831,900	1,431
Steven Madden (2)	473,475	15,260
		65,228
Total Consumer Discretionary		1,113,339
CONSUMER STAPLES 2.5%		
Beverages 0.3%		
Coca-Cola Bottling (1)	385,000	28,732
		28,732
Food & Staples Retailing 1.2%		
PriceSmart	743,400	63,665
Spartannash (1)	2,215,000	43,081
		106,746
Food Products 0.7%		
J.G. Boswell	30,800	32,879
Pinnacle Foods	750,400	24,501
Post Holdings (2)	350,000	11,613
		68,993
Household Products 0.2%		
Oil-Dri (1)	587,066	15,305
		15,305

Tobacco 0.1%		
Alliance One International (2)	3,310,498	6,522
		6,522
Total Consumer Staples		226,298
ENERGY 5.3%		
Energy Equipment & Services 1.5%		
Atwood Oceanics (2)	600,000	26,214
C&J Energy Services (2)	514,600	15,721
CARBO Ceramics	293,900	17,408
Gulf Island Fabrication	500,500	8,608
Hercules Offshore (2)	2,082,100	4,581
Tesco	900,000	17,865
TETRA Technologies (2)	3,920,000	42,414
		132,811
Oil, Gas & Consumable Fuels 3.8%		
Bonanza Creek Energy (2)	351,300	19,989
Clayton Williams Energy (2)	357,731	34,503
Cloud Peak Energy (2)	2,050,000	25,871
Contango Oil & Gas (2)	528,077	17,553
Eclipse Resources (2)	925,700	15,385
Laredo Petroleum (2)	773,500	17,334
Magnum Hunter Resources (2)	1,325,000	7,380
Matador Resources (2)	709,007	18,328
Northern Oil & Gas (1)(2)	3,028,600	43,067
Oasis Petroleum (2)	1,901,700	79,510
Panhandle Oil & Gas	382,235	22,819
Parsley Energy (2)	785,400	16,753
PDC Energy (2)	550,000	27,660
		346,152
Total Energy		478,963

FINANCIALS 24.7%

Banks 10.2%		
Bank of Kentucky Financial	363,334	16,797
BBCN Bancorp	875,000	12,766
Blue Hills Bancorp (2)	385,300	5,055
Bridge Capital (2)	401,741	9,136
Burke & Herbert	8,484	18,665
Centerstate Banks	450,000	4,658
Cobiz Financial (1)	2,868,600	32,071
Columbia Banking System	1,254,200	31,117
East West Bancorp	4,400,000	149,600
Farmers & Merchants Bank of Long Beach	3,223	19,225
Glacier Bancorp	2,357,100	60,955
Green Bancorp (2)	124,400	2,133
Home Bancshares	3,061,424	90,036
Independent Bank	95,600	4,536
National Bank Holdings, Class A	737,400	14,099
Preferred Bank (1)(2)	1,016,554	22,893
Sandy Spring Bancorp	1,050,000	24,035
Signature Bank (2)	625,000	70,037
SVB Financial Group (2)	983,811	110,275
Texas Capital Bancshares (2)	1,437,100	82,892
Washington Trust Bancorp	498,100	16,432
Western Alliance Bancorp (2)	1,886,800	45,095
Wintrust Financial	1,775,000	79,289
		921,797
Capital Markets 2.4%		
Ares Capital	3,200,000	51,712
Capital Southwest	425,000	15,202
Golub Capital	1,006,200	16,049
Harvest Capital Credit	174,300	2,295
Hercules Technology Growth	1,494,400	21,609
Janus Capital Group	1,100,000	15,994

JMP	1,008,712	6,325
Main Street Capital	546,349	16,740
Pennantpark Investment	1,299,400	14,176
Piper Jaffray (2)	415,000	21,680
Safeguard Scientifics (1)(2)	1,100,000	20,240
TCP Capital	786,100	12,633
THL Credit	433,400	5,591
TriplePoint Venture Growth, Class B	204,600	2,989
		223,235
Diversified Financial Services 0.5%		
Compass Diversified Holdings, Partnership	1,723,400	30,177
TPG Specialty Lending	747,200	11,962
		42,139
Insurance 2.9%		
Assured Guaranty	1,244,083	27,569
Crawford, Class A	340,915	2,632
Crawford, Class B	192,478	1,588
Employers Holdings	991,300	19,083
Enstar (2)	80,000	10,906
Fortegra Financial (2)	800,000	7,912
Meadowbrook Insurance Group	2,072,200	12,122
National Interstate (1)	1,002,700	27,975
ProAssurance (1)	3,116,300	137,335
Safety Insurance Group	17,600	949
State Auto Financial	749,500	15,372
		263,443
Real Estate Investment Trusts 7.9%		
Acadia Realty Trust, REIT	1,763,400	48,634
Associated Estates Realty, REIT	1,026,136	17,968
CatchMark Timber Trust, REIT	1,465,410	16,061
CBL & Associates Properties, REIT	1,070,000	19,153
Cedar Realty Trust, REIT	1,660,000	9,794
Cousins Properties, REIT	500,000	5,975

EastGroup Properties, REIT	459,600	27,847
First Potomac Realty Trust, REIT	2,552,300	29,989
Hatteras Financial, REIT	1,100,000	19,756
Healthcare Realty Trust, REIT	391,292	9,266
Hudson Pacific Properties, REIT	300,000	7,398
Kilroy Realty, REIT	1,550,000	92,132
Kite Realty Group Trust, REIT	1,392,250	33,748
LaSalle Hotel Properties, REIT	1,500,000	51,360
Pebblebrook Hotel Trust, REIT	800,900	29,906
Potlatch, REIT	1,494,600	60,098
PS Business Parks, REIT	298,314	22,714
Redwood Trust, REIT	3,312,500	54,921
Retail Opportunity Investments, REIT	644,000	9,467
Saul Centers, REIT (1)	1,107,984	51,787
Strategic Hotels & Resorts, REIT (2)	2,000,000	23,300
Terreno Realty, REIT (1)	1,850,700	34,849
Urstadt Biddle Properties, REIT	16,656	286
Urstadt Biddle Properties, Class A, REIT	363,600	7,381
Washington REIT	1,277,700	32,428
		716,218
Real Estate Management & Development 0.1%		
Forestar Group (2)	557,000	9,870
		9,870
Thrifts & Mortgage Finance 0.7%		
Clifton Bancorp	203,035	2,556
PennyMac Financial Services (2)	448,300	6,568
Radian	2,785,100	39,716
United Financial Bancorp	1,035,394	13,139
		61,979
Total Financials		2,238,681

HEALTH CARE 3.8%		
Biotechnology 0.3%		
Infinity Pharmaceuticals (2)	557,800	7,486
Lexicon Pharmaceuticals (2)	5,554,100	7,831
Momenta Pharmaceuticals (2)	1,459,500	16,551
Rigel Pharmaceuticals (2)	204,200	396
		32,264
Health Care Equipment & Supplies 2.3%		
Analogic	514,902	32,933
Atrion (1)	171,700	52,370
Quidel (1)(2)	2,142,100	57,559
Thoratec (2)	402,400	10,756
Utah Medical Products (1)	254,000	12,385
West Pharmaceutical Services	873,300	39,089
		205,092
Health Care Providers & Services 1.2%		
Capital Senior Living (1)(2)	1,900,000	40,337
Espirito Santo Saude (EUR) (2)	1,000,000	6,166
Landauer (1)	545,300	18,000
National Healthcare	470,600	26,123
Triple-S Management, Class B (2)	904,100	17,992
		108,618
Total Health Care		345,974
INDUSTRIALS & BUSINESS SERVICES 24.8%		
Aerospace & Defense 0.2%		
American Science Engineering	190,000	10,522
Breeze-Eastern (1)(2)	510,704	5,276
		15,798
Air Freight & Logistics 0.8%		
Hub Group, Class A (2)	1,426,600	57,820

UTi Worldwide (2)	1,415,100	15,043
		72,863
Airlines 0.9%		
Alaska Air Group	1,663,600	72,433
SkyWest	1,006,200	7,828
		80,261
Building Products 2.0%		
A.O. Smith	1,461,200	69,085
Armstrong Worldwide Industries (2)	332,900	18,642
Gibraltar Industries (2)	1,506,200	20,620
Insteel Industries (1)	920,263	18,921
Quanex Building Products	800,000	14,472
Universal Forest Products	978,600	41,796
		183,536
Commercial Services & Supplies 3.2%		
Courier (1)	981,937	12,098
G & K Services, Class A	749,700	41,518
Knoll	210,000	3,635
Matthews International, Class A	475,000	20,848
McGrath RentCorp (1)	1,843,100	63,034
MSA Safety	1,075,900	53,149
US Ecology	1,025,000	47,929
Waste Connections	996,200	48,336
		290,547
Construction & Engineering 0.9%		
Aegion (2)	1,718,500	38,237
Comfort Systems USA	1,663,800	22,544
Pike (1)(2)	1,920,020	22,829
		83,610
Electrical Equipment 0.3%		
Encore Wire	177,312	6,577

Franklin Electric	650,375	22,594
		29,171
Industrial Conglomerates 1.1%		
Raven Industries (1)	4,154,300	101,365
Smith Investment (2)(3)	43,100	34
		101,399
Machinery 5.7%		
Albany International	154,400	5,256
Astec Industries	593,900	21,659
CIRCOR International	650,000	43,764
ESCO Technologies	832,800	28,965
Greenbrier Companies	640,000	46,963
Hillenbrand	296,000	9,143
John Bean Technologies	846,000	23,798
Luxfer Holdings, ADR	1,095,900	18,915
Lydall (1)(2)	1,596,800	43,130
Middleby (2)	876,600	77,255
Nordson	970,000	73,788
RBC Bearings	552,200	31,310
Sun Hydraulics	1,093,800	41,116
Woodward	996,200	47,439
		512,501
Marine 2.2%		
GasLog	950,000	20,909
GasLog Partners, Partnership	188,100	5,775
International Shipholding (1)	444,357	7,949
Kirby (2)	915,700	107,915
Matson	164,400	4,115
Overseas Shipholding, Class A (2)	8,416,800	29,880
Teekay Tankers, Class A (1)	5,057,603	18,865
		195,408

Professional Services 1.4%		
FTI Consulting (2)	1,008,100	35,243
Kforce	1,235,000	24,169
Navigant Consulting (2)	1,394,300	19,395
On Assignment (2)	1,943,400	52,180
		130,987
Road & Rail 4.8%		
Celadon Group	403,500	7,848
Genesee & Wyoming, Class A (2)	1,887,700	179,917
Landstar System (1)	2,542,200	183,521
Patriot Transportation Holding (1)(2)	830,000	28,154
Universal Truckload Services	946,400	22,950
YRC Worldwide (2)	375,400	7,628
		430,018
Trading Companies & Distributors 1.3%		
Applied Industrial Technologies	580,600	26,504
Beacon Roofing Supply (2)	1,575,000	40,131
Essex Rental (1)(2)	2,092,100	4,394
Kaman	1,226,816	48,214
		119,243
Total Industrials & Business Services		2,245,342
INFORMATION TECHNOLOGY 10.8%		
Communications Equipment 0.7%		
Harmonic (2)	2,329,400	14,768
Ixia (2)	2,300,000	21,022
Shoretel (2)	1,997,500	13,283
Sonus Networks (2)	4,408,400	15,077
		64,150
Electronic Equipment, Instruments & Components 5.1%		
Badger Meter	700,000	35,315

Belden	1,400,000	89,628
Cognex (2)	1,450,000	58,391
Electro Rent (1)	2,115,900	29,136
Electro Scientific Industries (1)	1,872,900	12,717
Fabrinet (2)	1,016,200	14,836
Littelfuse	651,700	55,512
Methode Electronics	1,725,000	63,601
MTS Systems	419,400	28,628
Newport (2)	775,600	13,744
Synnex (2)	934,900	60,423
		461,931
Internet Software & Services 0.4%		
Angie's List (2)	600,000	3,822
LivePerson (2)	600,000	7,554
Rightside (2)	814,800	7,944
Saba Software (1)(2)	1,587,000	21,425
		40,745
IT Services 0.3%		
Kratos Defense & Security Solutions (1)(2)	3,555,000	23,321
Startek (2)	751,500	5,816
		29,137
Semiconductor & Semiconductor Equipment 3.1%		
Actions Semiconductor, ADR (2)	693,470	1,512
Advanced Energy Industries (2)	1,540,000	28,936
Brooks Automation	2,180,300	22,915
BTU International (1)(2)	480,000	1,560
Cabot Microelectronics (2)	1,000,000	41,450
Cohu (1)	1,500,000	17,955
Cyberoptics (1)(2)	679,900	7,628
Entegris (2)	2,139,900	24,609
Intersil Holding, Class A	335,200	4,763
Kopin (2)	1,967,600	6,690
MaxLinear, Class A (2)	1,098,350	7,557

Microsemi (2)	624,000	15,856
Synaptics (2)	572,800	41,929
Teradyne	1,470,072	28,505
Veeco (2)	716,300	25,035
		276,900
Software 1.1%		
Callidus Software (2)	1,645,800	19,783
Progress Software (2)	2,154,500	51,514
Tangoe (2)	861,497	11,673
TIBCO Software (2)	697,200	16,475
		99,445
Technology Hardware, Storage & Peripherals 0.1%		
Intevac (2)	1,155,600	7,708
		7,708
Total Information Technology		980,016
MATERIALS 7.1%		
Chemicals 2.4%		
American Vanguard (1)	1,880,000	21,056
Hawkins (1)	677,400	24,359
Innospec (1)	2,408,400	86,462
KMG Chemicals	544,000	8,856
Minerals Technologies	996,200	61,476
Penford (1)(2)	996,200	13,120
		215,329
Containers & Packaging 0.4%		
Myers Industries (1)	1,955,000	34,486
		34,486
Metals & Mining 2.6%		
AM Castle (2)	671,312	5,733
Carpenter Technology	1,677,100	75,721

Central Fund of Canada, Class A	1,121,900	13,811
Franco-Nevada (CAD)	470,000	23,069
Haynes International	74,100	3,408
Petra Diamonds (GBP) (2)	3,984,976	12,248
Platinum Group Metals (CAD) (2)	12,483,900	11,035
Royal Gold	438,200	28,457
Ryerson Holding (2)	939,600	12,027
Sandstorm Gold (CAD) (2)	2,331,200	9,991
Sandstorm Gold (2)	79,700	343
Schnitzer Steel, Class A	570,000	13,708
Stillwater Mining (2)	1,205,500	18,119
Synalloy (1)	523,600	9,111
		236,781
Paper & Forest Products 1.7%		
Clearwater Paper (1)(2)	1,308,500	78,654
Deltic Timber (1)	750,000	46,740
Schweitzer-Mauduit International	464,000	19,168
Wausau Paper	2,010,400	15,942
		160,504
Total Materials		647,100
TELECOMMUNICATION SERVICES 0.2%		
Diversified Telecommunication Services 0.2%		
Premiere Global Services (2)	1,379,840	16,517
Total Telecommunication Services		16,517
UTILITIES 3.9%		
Electric Utilities 1.8%		
Cleco	1,250,300	60,202
El Paso Electric	1,884,000	68,860
PNM Resources	1,293,100	32,211
		161,273

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Value Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1988. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2014, totaled $4,433,000 for the period ended September 30, 2014. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Transfers out of Level 3 were because observable market data became available for the security during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndication of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is troubled or highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments; however, the seller continues to hold legal title to the loan. As a result, the buyer of a loan participation generally has no direct rights against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, to the extent a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, no loan is reflected in the Portfolio of Investments until paid.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $5,091,523,000. Net unrealized gain aggregated $3,967,373,000 at period-end, of which $4,257,334,000 related to appreciated investments and $289,961,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014